DEPOSITS	12 Months Ended
Dec. 31, 2015
Deposits [Abstract]
Deposit Liabilities Disclosures
DEPOSITS

A summary of deposit balances, by type, at December 31, 2015 and 2014 is as follows:

	December 31,
	2015	2014
	(In Thousands)
Noninterest-bearing demand deposits	$163,893	$146,062

Interest-bearing accounts:
Business checking	612	206
NOW and money market accounts	466,288	442,723
Savings accounts	32,848	44,236
Certificates of deposit (1)	394,376	377,486
Total interest-bearing accounts	894,124	864,651
Total deposits	$1,058,017	$1,010,713

(1) Includes brokered deposits of $24.3 million and $19.8 million at December 31, 2015 and 2014, respectively.

Certificates of deposit in denominations of $250,000 or more were $68.3 million at December 31, 2015.

Contractual maturities of certificates of deposit as of December 31, 2015 are summarized below (in thousands).

2016	$176,472
2017	128,350
2018	43,352
2019	27,273
2020	18,904
Thereafter	25
Total certificates of deposit	$394,376

A summary of interest expense, by account type, for the years ended December 31, 2015, 2014 and 2013 is as follows:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
NOW and money market accounts	$523	$575	$504
Savings accounts (1)	70	79	75
Certificates of deposit (2)	5,010	4,740	4,633
Total	$5,603	$5,394	$5,212

(1) Includes interest expense on mortgagors' and investors' escrow accounts.
(2) Includes interest expense on brokered deposits.

Related Party Deposits
Reference Note 13 for a discussion of related party transactions, including deposits from related parties.